UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22455

Cohen & Steers Select Preferred and Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

“PSF-NQ inserts”

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 56.2%
BANK 12.8%
Ally Financial, 7.35%, due 8/8/32	105,600	$2,160,576
Ally Financial, 7.375%, due 12/16/44(a)	63,791	1,283,475
BAC Capital Trust II, 7.00%, due 2/1/32, Series V(b)	96,984	2,004,659
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)(b)	423,565	9,962,249
CoBank ACB, 7.00%, 144A ($50 Par Value)(c),(d)	75,000	3,168,750
Fifth Third Capital Trust V, 7.25%, due 8/15/67(b)	46,000	1,156,900
Fifth Third Capital Trust VI, 7.25%, due 11/15/67, (FRN)(b)	90,000	2,266,200
Fleet Capital Trust VIII, 7.20%, due 3/15/32	49,700	1,033,263
KeyCorp, 7.75%, due 12/31/49, Series A ($100 Par Value)(Convertible)(b)	20,308	2,061,262
KeyCorp Capital IX, 6.75%, due 12/15/66(b)	79,900	2,005,490
KeyCorp Capital X, 8.00%, due 3/15/68, (TruPS)	8,925	225,356
Regions Financing Trust III, 8.875%, due 6/15/78(b)	133,983	3,357,614
Zions Bancorp, 9.50%, due 12/29/49, Series C(b)	125,000	3,156,250
		33,842,044
BANK—FOREIGN 4.7%
Barclays Bank PLC, 7.75%, Series IV(b)	266,755	5,884,615
Barclays Bank PLC, 8.125%, Series V(b)	60,000	1,386,600
Deutsche Bank Contingent Capital Trust III, 7.60%(b)	98,000	2,330,440
National Westminster Bank PLC, 7.76%, Series C(b)	158,668	2,838,571
		12,440,226
ELECTRIC—INTEGRATED 0.4%
FPC Capital I, 7.10%, due 5/13/39, Series A (QUIPS)	46,475	1,214,392
FINANCE 3.0%
CREDIT CARD 0.2%
MBNA Capital, 8.125%, due 10/1/32, Series D (TruPS)	21,160	494,086

	Number of Shares	Value
MORTGAGE LOAN/BROKER 2.8%
Countrywide Capital IV, 6.75%, due 4/1/33(b)	185,304	$3,555,984
Countrywide Capital V, 7.00%, due 11/1/36(b)	203,345	3,904,224
		7,460,208
TOTAL FINANCE		7,954,294
INSURANCE 7.3%
LIFE/HEALTH INSURANCE—FOREIGN 0.7%
Aegon NV, 6.875%	20,000	406,600
Aegon NV, 7.25%	68,800	1,485,392
		1,891,992
MULTI-LINE 1.2%
American International Group, 7.70%, due 12/18/62(b)	140,203	3,224,669
MULTI-LINE—FOREIGN 2.2%
Allianz SE, 8.375%(e)	105,000	2,730,000
ING Groep N.V., 7.375%(b)	59,002	1,128,119
ING Groep N.V., 8.50%(b)	84,789	1,872,141
		5,730,260
REINSURANCE—FOREIGN 3.2%
Arch Capital Group Ltd., 7.875%, Series B(b)	53,275	1,347,857
Axis Capital Holdings Ltd., 7.50%, Series B ($100 Par Value)(a)	25,700	2,431,061
Endurance Specialty Holdings Ltd., 7.50%, Series B(b)	100,000	2,461,000
Montpelier Re Holdings Ltd., 8.875%(b)	90,000	2,309,400
		8,549,318
TOTAL INSURANCE		19,396,239

	Number of Shares	Value
INTEGRATED TELECOMMUNICATIONS SERVICES 6.1%
Qwest Corp., 7.375%, due 6/1/51(b)	336,275	$8,437,140
Qwest Corp., 7.50%, due 9/15/51	40,250	1,001,420
Telephone & Data Systems, 6.875%, due 11/15/59(b)	140,259	3,569,591
United States Cellular Corp., 6.95%, due 5/15/60(b)	120,000	3,069,600
		16,077,751
MEDIA—DIVERSIFIED SERVICES 0.5%
CBS Corp., 6.75%, due 3/27/56(b)	50,872	1,281,974
REAL ESTATE 19.5%
DIVERSIFIED 2.8%
DuPont Fabros Technology, 7.875%, Series A(b)	103,254	2,640,205
Lexington Corporate Properties Trust, 8.05%, Series B	77,000	1,886,500
Sovereign Real Estate Investment Trust, 12.00%, 144A ($1000 Par Value)(c)	2,500	2,898,672
		7,425,377
HEALTH CARE 1.3%
Cogdell Spencer, 8.50%, Series A(b)	150,000	3,531,750
HOTEL 0.5%
Hersha Hospitality Trust, 8.00%, Series B(b)	62,500	1,396,250
INDUSTRIAL 1.8%
First Potomac Realty Trust, 7.75%, Series A(b)	120,000	2,904,000
ProLogis, 6.75%, Series R(b)	75,000	1,768,500
		4,672,500
OFFICE 4.3%
CommonWealth REIT, 6.50%, Series D (Convertible)(b)	90,025	1,837,410
Cousins Properties, 7.50%, Series B(b)	110,000	2,660,900
Hudson Pacific Properties, 8.375%, Series B(b)	100,000	2,641,000
SL Green Realty Corp., 7.625%, Series C(b)	69,986	1,721,656
SL Green Realty Corp., 7.875%, Series D(b)	99,850	2,504,238
		11,365,204

	Number of Shares	Value
RESIDENTIAL 2.0%
APARTMENT 1.3%
Apartment Investment & Management Co., 8.00%, Series T	55,000	$1,390,400
Apartment Investment & Management Co., 7.75%, Series U(b)	82,776	2,051,189
		3,441,589
MANUFACTURED HOME 0.7%
Equity Lifestyle Properties, 8.034%, Series A(b)	69,928	1,746,802
TOTAL RESIDENTIAL		5,188,391
SHOPPING CENTER 5.8%
COMMUNITY CENTER 3.8%
DDR Corp., 7.375%, Series H(b)	180,000	4,233,600
DDR Corp., 7.50%, Series I(b)	69,160	1,643,933
Kite Realty Group Trust, 8.25%, Series A(b)	100,000	2,250,000
Regency Centers Corp., 7.45%, Series C	80,000	2,016,000
		10,143,533
REGIONAL MALL 2.0%
CBL & Associates Properties, 7.375%, Series D(b)	224,935	5,189,250
TOTAL SHOPPING CENTER		15,332,783
SPECIALTY 1.0%
Entertainment Properties Trust, 7.375%, Series D(b)	110,000	2,656,500
TOTAL REAL ESTATE		51,568,755
TRANSPORT—MARINE 1.9%
Seaspan Corp., 9.50%, due 1/29/49, Series C(b)	184,886	4,940,154
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$155,508,734)		148,715,829

	Number of Shares	Value
PREFERRED SECURITIES—CAPITAL SECURITIES 84.6%
BANK 28.1%
Citigroup, 8.40%, due 4/29/49, Series E(d)	6,987,000	$7,185,780
Citigroup Capital III, 7.625%, due 12/1/36	4,000,000	3,946,564
Citigroup Capital XXI, 8.30%, due 12/21/57	1,250,000	1,228,125
CoBank ACB, 11.00%, Series C, 144A ($50 Par Value)(c)	100,000	5,218,750
Farm Credit Bank of Texas, 10.00%, due 12/15/20 ($1000 Par Value), Series I	10,000	11,571,875
Huntington Bancshares, 8.50%, due 12/31/49, Series A (Convertible)	1,320	1,403,820
JP Morgan Chase & Co., 7.90%, due 4/29/49, Series I (FRN)(b)	12,000,000	12,400,500
JP Morgan Chase Capital XXV, 6.80%, due 10/1/37, Series Y	1,750,000	1,761,704
NB Capital Trust II, 7.83%, due 12/15/26(b)	3,503,000	3,165,837
PNC Financial Services Group, 6.75%, due 7/29/49, (FRN)	7,000,000	6,727,938
Wells Fargo & Co., 7.98%, due 3/29/49, Series K (FRN)(b)	10,650,000	11,022,750
Wells Fargo & Co., 7.50%, Series L (Convertible)(b)	8,520	8,801,672
		74,435,315
BANK—FOREIGN 14.3%
Abbey National Capital Trust I, 8.963%, due 12/29/49(b)	4,000,000	3,888,608
Barclays Bank PLC, 6.86%, due 9/29/49, 144A (FRN)(c)	1,500,000	1,095,000
BNP Paribas, 7.195%, due 12/31/49, 144A(b),(c)	3,050,000	2,379,000
BPCE SA, 9.00%, due 12/31/49	750,000	794,806
Claudius Ltd., 7.875%, due 12/12/49(b)	5,000,000	4,850,000
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(b),(c)	5,000,000	6,125,000
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(c)	4,000,000	2,700,000
Rabobank Nederland, 8.375%, due 12/31/49(b)	2,000,000	2,011,820
Rabobank Nederland, 11.00%, due 6/29/49, 144A(c)	2,200,000	2,652,749
Resona Preferred Global Securities, 7.191%, due 12/49/49, 144A (FRN)(c)	4,250,000	3,977,316
SMFG Preferred Capital, 9.50%, due 7/29/49, 144A (FRN)(c)	3,500,000	3,850,000
Standard Chartered PLC, 7.014%, due 7/29/49, 144A(b),(c)	4,000,000	3,601,376
		37,925,675

	Number of Shares	Value
FINANCE 4.0%
CREDIT CARD 2.8%
Capital One Capital III, 7.686%, due 8/15/36	2,900,000	$2,845,625
Capital One Capital VI, 8.875%, due 5/15/40	4,470,000	4,558,202
		7,403,827
INVESTMENT ADVISORY SERVICES—FOREIGN 0.5%
Old Mutual PLC, 8.00%, due 6/3/21	1,000,000	1,401,122
MORTGAGE LOAN/BROKER 0.7%
Countrywide Capital III, 8.05%, due 6/15/27, Series B	1,815,000	1,683,412
TOTAL FINANCE		10,488,361
INSURANCE 21.9%
LIFE/HEALTH INSURANCE 3.1%
American General Institutional Capital B, 8.125%, due 3/15/46, 144A(c)	2,000,000	1,860,000
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(b),(c)	1,405,000	1,299,625
Lincoln National Corp., 7.00%, due 5/17/66(b)	2,000,000	1,740,000
Prudential Financial, 8.875%, due 6/15/38	3,080,000	3,353,350
		8,252,975
LIFE/HEALTH INSURANCE—FOREIGN 3.2%
Dai-Ichi Mutual Life, 7.25%, due 12/29/49, 144A (c)	1,000,000	985,160
Prudential PLC, 7.75%, due 6/23/16(b)	8,000,000	7,380,000
		8,365,160
MULTI-LINE 7.9%
American International Group, 8.175%, due 5/15/68, (FRN)(b)	5,000,000	4,431,250
AON Corp., 8.205%, due 1/1/27(b)	3,200,000	3,738,179
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(b),(c)	6,450,000	6,385,500
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(b),(c)	5,599,000	6,326,870
		20,881,799

	Number of Shares	Value
MULTI-LINE—FOREIGN 2.0%
AXA SA, 8.60%, due 12/15/30(b)	2,000,000	$2,244,660
Old Mutual Capital Funding PLC, 8.00%, due 5/29/49(a)	3,250,000	3,030,625
		5,275,285
PROPERTY CASUALTY 1.5%
ACE Capital Trust II, 9.70%, due 4/1/30(b)	1,825,000	2,334,109
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b),(c)	2,000,000	1,770,000
		4,104,109
REINSURANCE—FOREIGN 4.2%
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(b),(c)	4,300,000	3,730,250
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A(c)	4,000,000	3,621,664
Swiss Re Capital I LP, 6.854%, due 5/29/49, 144A(c)	1,500,000	1,371,720
Swiss Reinsurance Co. Ltd., Series I, 7.635%, due 12/31/49	3,000,000	2,340,329
		11,063,963
TOTAL INSURANCE		57,943,291
INTEGRATED TELECOMMUNICATIONS SERVICES 4.4%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(c)	10,000	11,578,125
OIL & GAS EXPLORATION & PRODUCTION 0.7%
Origin Energy Finance Ltd., 7.875%, due 6/16/71 (Australia) (EUR)(f)	1,500,000	1,794,233
PIPELINES 5.8%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(b)	5,980,000	6,181,736
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B	2,500,000	2,537,560
Enterprise Products Operating LP, 8.375%, due 8/1/66(b)	6,386,000	6,624,006
		15,343,302
UTILITIES 5.4%
ELECTRIC UTILITIES 2.7%
FPL Group Capital, 7.30%, due 9/1/67, Series D(b)	7,015,000	7,269,182

	Number of Shares	Value
MULTI UTILITIES 2.7%
Dominion Resources, 7.50%, due 6/30/66, Series A(b)	$3,900,000	$4,025,853
PPL Capital Funding, 6.70%, due 3/30/67, Series A(b)	3,300,000	3,155,034
		7,180,887
TOTAL UTILITIES		14,450,069
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$233,650,308)		223,958,371

	Principal Amount
CORPORATE BONDS 6.1%
BANK 0.8%
Regions Financial Corp., 7.375%, due 12/10/37	$2,700,000	$2,241,000
INSURANCE—PROPERTY CASUALTY 2.5%
Liberty Mutual Insurance, 7.697%, 144A (b),(c)	7,000,000	6,635,356
INTEGRATED TELECOMMUNICATIONS SERVICES 1.8%
Citizens Communications Co., 9.00%, due 8/15/31(b)	5,500,000	4,716,250
REAL ESTATE—SHOPPING CENTER 1.0%
BR Malls International Finance Ltd., 8.50%, due 1/29/49, 144A(c),(d)	2,500,000	2,575,000
TOTAL CORPORATE BONDS (Identified cost—$17,215,092)		16,167,606

	Number of Shares
SHORT-TERM INVESTMENTS 1.1%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(g)	1,450,068	$1,450,068
Federated Government Obligations Fund, 0.01%(g)	1,450,064	1,450,064
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$2,900,132)		2,900,132

		Value
TOTAL INVESTMENTS (Identified cost—$409,274,266)	148.0%	391,741,938

LIABILITIES IN EXCESS OF OTHER ASSETS	(48.0)	(127,046,745)

NET ASSETS (Equivalent to $22.05 per share based on 12,002,715 shares of common stock outstanding)	100.0%	$264,695,193

Glossary of Portfolio Abbreviations

AUD	Australian Dollar
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
QUIPS	Quarterly Income Preferred Securities
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.

(a)         A portion of the security is segregated as collateral for interest rate swap transactions: $5,192,376 has been segregated as collateral.

(b)        A portion or all of the security is pledged in connection with the revolving credit agreement: $177,069,734 has been pledged as collateral.

(c)         Resale is restricted to qualified institutional investors. Aggregate holdings equal 32.4% of net assets of the Fund, of which 2.2% are illiquid.

(d)        Illiquid security.  Aggregate holdings equal 4.9% of net assets of the Fund.

(e)         A portion of the security is segregated as collateral for open forward foreign currency exchange contracts: $260,000 has been segregated as collateral.

(f)           Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0.7% of net assets of the Fund.

(g)        Rate quoted represents the seven day yield of the fund.

Open forward foreign currency exchange contracts outstanding at September 30, 2011 are as follows:

	Contracts to		In Exchange		Settlement	Unrealized
Counterparty	Deliver		For		Date	Appreciation/ (Depreciation)

Brown Brothers, Harriman	USD	2,335,060	AUD	2,403,054	10/4/11	$(9,624)
Brown Brothers, Harriman	AUD	2,403,054	USD	2,470,628	10/4/11	145,192
Brown Brothers, Harriman	AUD	2,405,451	USD	2,329,114	11/2/11	9,508
Brown Brothers, Harriman	USD	2,843,278	EUR	2,118,750	10/4/11	(4,683)
Brown Brothers, Harriman	EUR	2,118,750	USD	3,049,729	10/4/11	211,134
Brown Brothers, Harriman	EUR	1,944,435	USD	2,608,732	11/2/11	4,239
Brown Brothers, Harriman	USD	1,511,715	GBP	970,230	10/4/11	1,262
Brown Brothers, Harriman	GBP	970,230	USD	1,578,952	10/4/11	65,975
Brown Brothers, Harriman	GBP	907,300	USD	1,413,238	11/2/11	(1,199)
						$421,804

Glossary of Currency Abbreviations

AUD	Australian Dollar
EUR	Euro Currency
GBP	Great British Pound
USD	United States Dollar

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price.  Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities – $25 Par Value – Bank	$33,842,044	$30,673,294	$—	$3,168,750
Preferred Securities – $25 Par Value – Insurance–Multi-Line–Foreign	5,730,260	3,000,260	2,730,000	—
Preferred Securities – $25 Par Value – Insurance – Reinsurance - Foreign	8,549,318	6,118,257	2,431,061	—
Preferred Securities – $25 Par Value – Other Industries	100,594,207	100,594,207	—	—
Preferred Securities – Capital Securities – Bank	74,435,314	15,424,243	59,011,071	—
Preferred Securities – Capital Securities – Oil & Gas Exploration & Production	1,794,233	—	—	1,794,233
Preferred Securities – Capital Securities – Other Industries	147,728,824	—	147,728,824	—
Corporate Bonds	16,167,606	—	16,167,606	—
Money Market Funds	2,900,132	—	2,900,132	—
Total Investments	$391,741,938	$155,810,261	$230,968,694	$4,962,983
Other Financial Instruments*	$(2,871,964)	$—	$(2,871,964)	$—

*Other financial instruments are forward foreign currency exchange contracts and interest rate swap contracts.

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Preferred Securities– $25 Par Value – Bank	Preferred Securities– Capital Securities – Oil & Gas Exploration & Production
Balance as of December 31, 2010	$—	$—	$—
Change in unrealized depreciation	(765,974)	(384,375)	(381,599)
Purchases	5,728,957	3,553,125	2,175,832
Balance as of September 30, 2011	$4,962,983	$3,168,750	$1,794,233

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 preferred securities have been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Derivative Instruments: The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2011:

Interest rate contracts	$(3,293,768)
Foreign exchange contracts	421,804
$(2,871,964)

Forward Foreign Currency Exchange Contracts: In connection with its investments in foreign securities, the Fund may be exposed to foreign currency risks associated with portfolio investments and therefore use forward foreign currency exchange contracts (forward contracts) to hedge or manage these exposures. Forward contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.  The risks include the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency translation gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the

Cohen & Steers Select Preferred and Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of September 30, 2011, the federal tax cost and net unrealized depreciation on securities were as follows:

Cost for federal income tax purposes	$409,274,266
Gross unrealized appreciation	$3,299,958
Gross unrealized depreciation	(20,832,286)
Net unrealized depreciation	$(17,532,328)

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT PREFERRED AND INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 29, 2011